Preferred Stock and Stockholders' Equity - Summary of Option Activity Under the Company's Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of Option Outstanding,Beginning balance		4,193,321
Number of Option Outstanding,Granted	5,253,923
Number of Option Outstanding,Exercised	(4,828)
Number of Option Outstanding,Cancelled	(703,536)
Number of Option Outstanding,Ending balance	8,738,880
Number of Option Exercisable	4,354,101
Weighted Average Exercise Price,Beginning balance		$ 2.41
Weighted Average Exercise Price,Granted	$ 3.17
Weighted average exercise price,Exercised	0.52
Weighted average exercise price,Cancelled	4.14
Weighted Average Exercise Price,Ending balance	2.73
Weighted Average Exercise Price,Exercisable	$ 2.4
Weighted- Average Remaining Contractual Term,Beginning balance	7 years 4 months 24 days	6 years
Weighted- Average Remaining Contractual Term,Granted	9 years 4 months 24 days
Weighted- Average Remaining Contractual Term,Exercised	4 months 24 days
Weighted- Average Remaining Contractual Term,Cancelled	8 years 7 months 6 days
Weighted- Average Remaining Contractual Term, Ending balance	7 years 4 months 24 days	6 years
Weighted- Average Remaining Contractual Term,Exercisable	5 years 4 months 24 days
Aggregate Intrinsic Value,Beginning balance		$ 26,115
Aggregate Intrinsic Value,Ending balance	$ 0
Aggregate Intrinsic Value,Exercisable	$ 0